PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.1%
Asset-Backed Securities 49.4%
Automobiles 3.1%
Ally Auto Receivables Trust, Series 2017-03, Class R, IO, 144A^	0.000%	01/16/24		1	$ 178,153
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A	2.950	03/25/22		242	238,711
Series 2018-01A, Class A, 144A	3.290	02/25/24		161	159,688
Series 2019-02A, Class A, 144A	3.420	05/25/25		161	159,490

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28		100	106,282
					842,324
Collateralized Loan Obligations 30.9%
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	500	562,018
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	750	840,930
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	3.385 (c)	10/20/28		250	248,677
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 0.000%)	2.805 (c)	04/18/27		500	492,742
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.092 (c)	02/15/29		737	724,885
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)	3.059 (c)	04/15/29		500	486,414

Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-09A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.687 (c)	04/28/31		500	480,141
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085 (c)	10/20/31		300	290,970
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.035 (c)	10/20/31		500	484,977
Shackleton CLO Ltd. (Cayman Islands), Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	2.685 (c)	04/20/29		250	238,529

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.335%(c)	07/20/32	500	$ 494,129
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.619 (c)	07/15/27	750	725,847
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085 (c)	10/18/31	500	486,674
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.591 (c)	01/25/31	500	476,491

Wellfleet CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	2.492 (c)	04/15/33	350	342,319
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.409 (c)	07/15/31	975	964,774
				8,340,517
Consumer Loans 4.1%
OneMain Financial Issuance Trust, Series 2017-01A, Class C, 144A	3.350	09/14/32	100	98,557
Oportun Funding VII LLC, Series 2017-B, Class B, 144A	4.260	10/10/23	250	243,875
Oportun Funding X LLC, Series 2018-C, Class C, 144A	5.520	10/08/24	500	461,607
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	3.035 (c)	02/25/23	100	98,007
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.835 (c)	08/25/25	100	95,464

Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860	07/15/30	100	96,892
				1,094,402

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other 4.3%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.535%(c)	04/25/23		610	$ 587,181
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.985 (c)	06/25/24		620	581,524
					1,168,705
Residential Mortgage-Backed Securities 5.9%
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5A	4.750 (cc)	05/25/35		91	91,191
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		828	837,518
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		89	89,010

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900 (c)	04/16/23	EUR	558	581,613
					1,599,332
Student Loans 1.1%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		2,040	130,595
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460 (cc)	01/16/46		165	170,525
					301,120

Total Asset-Backed Securities (cost $13,561,934)					13,346,400
Bank Loans 1.8%
Oil & Gas 0.3%
Chesapeake Energy Corp., Term Loan	— (p)	06/24/24		125	70,937

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.7%
Arbor Pharmaceuticals LLC, Initial Term Loan, 2 Month LIBOR + 5.000%	6.000%(c)	07/05/23	118	$ 109,075
Mallinckrodt International Finance SA, 2017 Term B Loan, 6 Month LIBOR + 2.750%	3.500 (c)	09/24/24	124	91,944
				201,019
Software 0.1%
Exela Intermediate LLC, 2018 Repriced Term Loan, 1 - 6 Month LIBOR + 6.500%^	7.500 (c)	07/12/23	119	29,820
Telecommunications 0.7%
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	2.930 (c)	05/30/25	124	91,334
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000 (c)	10/10/24	124	105,357
				196,691

Total Bank Loans (cost $678,682)				498,467
Commercial Mortgage-Backed Securities 31.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203 (cc)	05/15/35	100	80,639
Series 2018-20TS, Class H, 144A	3.203 (cc)	05/15/35	100	77,376
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729 (cc)	08/14/36	250	157,942
Series 2018-CHRS, Class D, 144A	4.409 (cc)	08/05/38	270	229,358
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.633 (c)	03/15/37	210	190,874
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.485 (c)	10/15/36	239	229,284
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.835 (c)	10/15/36	430	405,725
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.685 (c)	12/15/36	500	474,950

Cantor Commercial Real Estate Lending, Series 2019-CF01, Class A5	3.786	05/15/52	500	574,430

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903%(cc)	01/10/36	500	$ 499,786
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.835 (c)	05/15/36	150	141,735
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795 (cc)	12/15/49	500	557,882
Series 2017-LSTK, Class D, 144A	3.442 (cc)	04/05/33	250	236,807
Series 2017-LSTK, Class E, 144A	3.442 (cc)	04/05/33	295	270,526
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250 (cc)	11/15/48	25,076	279,853
Series 2016-C06, Class A3	2.956	01/15/49	42	42,068
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.885 (c)	05/15/35	93	88,219
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.185 (c)	05/15/35	162	150,046
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935 (cc)	12/10/36	375	377,192
Series 2016-85T, Class E, 144A	3.935 (cc)	12/10/36	500	465,125
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.730 (cc)	03/25/22	947	21,446
Series K026, Class X1, IO	1.091 (cc)	11/25/22	1,469	27,185
Series K052, Class X1, IO	0.792 (cc)	11/25/25	2,278	68,282
Series K058, Class X1, IO	1.054 (cc)	08/25/26	3,682	180,837
Series K715, Class X1, IO	1.241 (cc)	01/25/21	1,416	5,843
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45	24,022	73,017
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26	99,911	454,947

GS Mortgage Securities Corp., Series 2018-GS10, Class A3	4.261 (cc)	07/10/51	500	559,207
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	100	95,645
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.491 (cc)	12/15/48	1,620	29,121
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767 (cc)	07/05/31	600	591,358
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575 (cc)	12/12/34	350	303,376
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941 (cc)	02/12/40	175	152,001

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.428%(cc)	03/15/48	10,000	$ 138,081
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177	11/10/36	275	209,971
Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class XB, IO	0.643 (cc)	12/15/48	6,400	145,363

Total Commercial Mortgage-Backed Securities (cost $8,877,576)				8,585,497
Corporate Bonds 8.0%
Advertising 0.1%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	25	24,039
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	16,290
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	50	32,645
				48,935
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	75	72,020
Banks 6.0%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125 (ff)	–(rr)	550	543,412
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700 (ff)	–(rr)	605	540,258
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000 (ff)	–(rr)	500	479,732
Jr. Sub. Notes, Series HH	4.600 (ff)	–(rr)	80	71,300
				1,634,702
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750	06/15/25	75	23,705

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.2%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27	75	$ 40,142
Oil & Gas 0.4%
Antero Resources Corp., Gtd. Notes	5.375	11/01/21	75	69,356
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	30	25,705
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	25	20,767
				115,828
Pipelines 0.4%
Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125 (ff)	–(rr)	140	120,119
Retail 0.3%
Michaels Stores, Inc., Gtd. Notes, 144A	8.000	07/15/27	100	86,951

Total Corporate Bonds (cost $2,414,170)				2,166,441
Residential Mortgage-Backed Securities 5.1%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.785 (c)	04/25/28	62	61,721
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.770 (c)	08/25/28	150	136,065
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.035 (c)	10/25/28	120	118,907
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.845 (c)	06/25/30	150	150,026
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.595 (c)	06/25/30	150	150,000

Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.335 (c)	09/25/31	37	36,398
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA03, Class B1, 144A	— (p)	06/25/50	75	75,000

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, (cont’d.)
Series 2020-DNA03, Class M2, 144A	— %(p)	06/25/50	75	$75,000

Freddie Mac Structured Agency Credit Risk Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.835(c)	01/25/49	53	52,423
GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	272	267,690
Legacy Mortgage Asset Trust, Series 2019-PR01, Class A1, 144A	3.858	09/25/59	188	187,361
LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.673(c)	04/01/24	79	78,521

Total Residential Mortgage-Backed Securities (cost $1,412,752)				1,389,112

Total Long-Term Investments (cost $26,945,114)				25,985,917

	Shares
Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $757,003)(w)	757,003	757,003

TOTAL INVESTMENTS 98.9% (cost $27,702,117)		26,742,920
Other assets in excess of liabilities(z) 1.1%		303,072

Net Assets 100.0%		$ 27,045,992

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $201,332 and 0.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of June 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at June 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	1,672	$1,886,343	$1,878,628	$—	$(7,715)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,672	$1,825,146	$1,878,628	$ —	$(53,482)
Expiring 08/04/20	Bank of America, N.A.	EUR	1,672	1,887,711	1,880,015	7,696	—
Expiring 08/04/20	Citibank, N.A.	EUR	40	45,356	45,371	—	(15)
				$3,758,213	$3,804,014	7,696	(53,497)
						$7,696	$(61,212)
Credit default swap agreements outstanding at June 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
ACAS CLO Ltd.	07/23/20	0.500%(M)	25	*	$ —	$—	$ —	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Alcentra CLO	07/23/20	0.500%(M)	6	*	$ —	$—	$ —	Goldman Sachs International
AMMC CLO Ltd.	07/23/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
AXA CLO	07/23/20	1.000%(M)	7	*	—	—	—	Goldman Sachs International
Bardin Hill CLO	07/23/20	0.500%(M)	21	*	—	—	—	Goldman Sachs International
Bardin Hill CLO	07/23/20	1.000%(M)	7	*	—	—	—	Goldman Sachs International
BlueMountain CLO	07/23/20	0.500%(M)	3	*	—	—	—	Goldman Sachs International
Canyon CLO	07/23/20	0.500%(M)	4	*	—	—	—	Goldman Sachs International
Carlson CLO	07/23/20	1.000%(M)	7	*	—	—	—	Goldman Sachs International
Carlyle CLO	07/23/20	0.500%(M)	10	*	—	—	—	Goldman Sachs International
Carlyle CLO	07/23/20	1.000%(M)	2	*	—	—	—	Goldman Sachs International
COMM Mortgage Trust	07/30/20	1.250%(M)	25	4.550%	31	—	31	Goldman Sachs International
COMM Mortgage Trust	07/30/20	1.250%(M)	13	6.940%	16	—	16	Goldman Sachs International
COMM Mortgage Trust	07/30/20	1.250%(M)	9	0.679%	11	—	11	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	07/30/20	1.250%(M)	9	7.460%	$ 11	$—	$ 11	Goldman Sachs International
Covenant	07/23/20	0.500%(M)	4	*	—	—	—	Goldman Sachs International
CSAM CLO	07/23/20	0.500%(M)	10	*	—	—	—	Goldman Sachs International
DFG CLO	07/23/20	0.500%(M)	15	*	—	—	—	Goldman Sachs International
DoubleLine	07/23/20	0.500%(M)	3	*	—	—	—	Goldman Sachs International
Ellington CLO	07/23/20	1.000%(M)	52	*	1	—	1	Goldman Sachs International
Ellington CLO	07/23/20	1.000%(M)	26	*	1	—	1	Goldman Sachs International
Garrison CLO	07/23/20	0.500%(M)	4	*	—	—	—	Goldman Sachs International
GLG Silvermine CLO	07/23/20	0.500%(M)	12	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	07/30/20	1.250%(M)	28	*	35	—	35	Goldman Sachs International
GS Mortgage Securities Trust	07/30/20	1.250%(M)	10	14.534%	13	—	13	Goldman Sachs International
Guggenheim CLO	07/23/20	0.500%(M)	37	*	1	—	1	Goldman Sachs International
HPS CLO	07/23/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
ICG CLO	07/23/20	0.500%(M)	10	*	$ —	$—	$ —	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	07/30/20	1.250%(M)	24	28.418%	30	—	30	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	07/30/20	1.250%(M)	18	*	22	—	22	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	07/30/20	1.250%(M)	7	*	1	—	1	Goldman Sachs International
Loomis Sayles & Co. LP	07/23/20	0.500%(M)	2	*	—	—	—	Goldman Sachs International
MJX CLO	07/23/20	1.000%(M)	13	*	—	—	—	Goldman Sachs International
MJX CLO	07/23/20	1.000%(M)	6	*	—	—	—	Goldman Sachs International
MJX CLO	07/23/20	1.000%(M)	6	*	—	—	—	Goldman Sachs International
MJX CLO	07/23/20	0.500%(M)	4	*	—	—	—	Goldman Sachs International
Morgan Stanley BAML Trust	07/30/20	1.250%(M)	13	6.940%	16	—	16	Goldman Sachs International
Morgan Stanley Capital I Trust	07/30/20	1.250%(M)	12	*	2	—	2	Goldman Sachs International
Morgan Stanley Capital I Trust	07/30/20	1.250%(M)	7	48.298%	9	—	9	Goldman Sachs International
Neuberger Berman CLO Ltd.	07/23/20	0.500%(M)	70	*	1	—	1	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Neuberger CLO	07/23/20	0.500%(M)	31	*	$ —	$—	$ —	Goldman Sachs International
Och-Ziff CLO	07/23/20	1.000%(M)	16	*	—	—	—	Goldman Sachs International
Och-Ziff CLO	07/23/20	1.000%(M)	13	*	—	—	—	Goldman Sachs International
Octagon CLO	07/23/20	0.500%(M)	46	*	1	—	1	Goldman Sachs International
Octagon CLO	07/23/20	0.500%(M)	37	*	1	—	1	Goldman Sachs International
Octagon CLO	07/23/20	1.000%(M)	11	*	—	—	—	Goldman Sachs International
ONEX CLO	07/23/20	0.500%(M)	16	*	—	—	—	Goldman Sachs International
Palmer Square CLO	07/23/20	1.000%(M)	2	*	—	—	—	Goldman Sachs International
Palmer Square CLO	07/23/20	1.000%(M)	1	*	—	—	—	Goldman Sachs International
Par-Four	07/23/20	0.500%(M)	61	*	1	—	1	Goldman Sachs International
Pretium	07/23/20	0.500%(M)	172	*	2	—	2	Goldman Sachs International
Providence CLO	07/23/20	1.000%(M)	8	*	—	—	—	Goldman Sachs International
Providence CLO	07/23/20	1.000%(M)	6	*	—	—	—	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sallie Mae Bank	07/28/20	1.750%(M)	716	4.830%	$ 1,286	$—	$ 1,286	Goldman Sachs International
Saratoga CLO	07/23/20	0.500%(M)	150	*	2	—	2	Goldman Sachs International
Shenkman Capital	07/23/20	0.500%(M)	9	*	—	—	—	Goldman Sachs International
Shenkman Capital	07/23/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
Sound Point CLO Ltd.	07/23/20	1.000%(M)	12	*	—	—	—	Goldman Sachs International
Sound Point CLO Ltd.	07/23/20	1.000%(M)	9	*	—	—	—	Goldman Sachs International
Steele Creek	07/23/20	0.500%(M)	42	*	1	—	1	Goldman Sachs International
Steele Creek	07/23/20	0.500%(M)	16	*	—	—	—	Goldman Sachs International
THL CLO	07/23/20	0.500%(M)	6	*	—	—	—	Goldman Sachs International
Towd Point Mortgage Trust	07/25/56	0.450%(M)	826	*	(8,201)	—	(8,201)	Citigroup Global Markets, Inc.
TPG CLO	07/23/20	0.500%(M)	80	*	1	—	1	Goldman Sachs International
WellFleet CLO	07/23/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	07/30/20	1.250%(M)	36	*	45	—	45	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	07/30/20	1.250%(M)	8	4.670%	$ 10	$—	$ 10	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	07/30/20	1.250%(M)	7	*	8	—	8	Goldman Sachs International
WF-RBS Commercial Mortgage Trust	07/30/20	1.250%(M)	3	*	1	—	1	Goldman Sachs International
					$(6,641)	$—	$(6,641)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$ (5,160)	$ (3,137)	$ 2,023
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(29,758)	(30,160)	(402)
EUR	330	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(22,092)	(32,707)	(10,615)
	1,355	06/14/21	1.142%(S)	3 Month LIBOR(1)(Q)	(756)	(11,839)	(11,083)
	3,610	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(112,940)	(270,151)	(157,211)
	465	05/11/26	1.900%(S)	3 Month LIBOR(1)(Q)	(2,159)	(41,988)	(39,829)
	495	06/14/26	1.959%(S)	3 Month LIBOR(1)(Q)	(4,124)	(46,345)	(42,221)
	420	05/11/27	2.305%(S)	3 Month LIBOR(1)(Q)	(19,701)	(54,119)	(34,418)
	115	05/11/50	2.400%(S)	3 Month LIBOR(1)(Q)	(47,897)	(46,941)	956
					$(244,587)	$(537,387)	$(292,800)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).